Note 2 - Acquisitions Rockies Natural Gas Business Acquisition (Details) - Rockies Natural Gas Business Acquisition - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 22, 2015	Dec. 02, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition
Effective date of acquisition	Jul. 22, 2015	Dec. 02, 2014
Purchase price		$ 2,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		$ 230
Measurement period adjustment				$ 34
Transaction costs				$ 2	$ 33
Adjustments related to deferred issuance costs					8
Reason for business combination			The acquisition aligns with TLLP’s strategies to focus on stable fee-based business, optimize existing assets, pursue organic growth and grow through acquisitions. The combined system provides a platform for growth across the crude oil and natural gas basin near existing TLLP assets. The Rockies Natural Gas Business Acquisition makes TLLP a full-service, integrated logistics company. Natural gas gathering and processing is an extension of our existing business allowing us to offer integrated crude oil and natural gas services to producers, particularly in the Bakken region.
Business Acquisition, Pro Forma Information
Revenues					936
Net earnings					101
Net earnings attributable to partners					$ 106
Common - basic and diluted					$ 0.77
Subordinated - basic and diluted					$ 1.13